Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 20, 2018
Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund
CIK	dei_EntityCentralIndexKey	0001329377
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jul. 19, 2018
Effective Date	dei_DocumentEffectiveDate	Jul. 20, 2018
Prospectus Date	rr_ProspectusDate	Jul. 20, 2018